Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year. The Fund continued to pair more interest rate sensitive securities positioned primarily at the 15- to 20-year part of the yield curve with less interest rate sensitive securities positioned primarily at the front end of the curve.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
Within its less interest rate sensitive sectors, the Fund decreased exposure to Asset Backed Securities (ABS) and short-dated U.S. Treasuries. As the front end of the U.S. Treasury yield curve rallied during the fiscal year, these two sectors became comparably less attractive and the Fund instead added to  Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS), and HY. The CLOs added were shorter than the sector at large and are primarily floating rate while the Non-Agency CMBS added was primarily positioned near the 5-year part of the curve. HY bonds were added opportunistically, especially during the brief bout of volatility in the middle of the fiscal year.
Within more interest rate sensitive sectors, the Fund modestly decreased it exposure to long-dated U.S. Treasuries and Tax-Exempt Municipal bonds. The Fund chose to add to Taxable Municipals, Investment Grade (IG) Corporates, and Agency Collateralized Mortgage Obligations (CMOs). This was especially the case when opportunities were more plentiful during the mid-year volatility. Taxable Municipal and CMO purchases continued to focus primarily on the 15- to 20-year part of the curve while the IG purchases were more balanced with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Asset Backed Securities
↑	Investment Grade Corporates (Banks)

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. The Fund’s modest underperformance relative to the Bloomberg U.S. Aggregate Bond Index (Index) was driven largely by its more interest rate-sensitive sectors. The Fund’s U.S. Treasury and Taxable Municipal exposure were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rates rose significantly.
Underperformance from the more interest-rate sensitive sectors was largely offset by strong performance from less interest rate-sensitive sectors. High-Yield Corporates (HY), Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS), Collateralized Loan Obligations (CLOs), Asset Backed Securities (ABS), and the Fund’s Investment-Grade Corporate (IG) exposure to banks all contributed meaningfully positive total returns. These sectors were largely positioned on the better performing front end of the U.S. Treasury yield curve, had relatively higher coupon interest income, and also benefitted from tighter credit spreads.
The major components of the Index, namely U.S. Treasuries, IG, and Agency Mortgage Backed Securities (MBS), benefitted from comparatively more exposure to the intermediate part of the U.S. Treasury yield curve relative to the long end where interest rates rose more meaningfully.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	3.01	1.01	3.10
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 9,696,472,255
Holdings Count | $ / shares	1,717
Advisory Fees Paid, Amount	$ 53,946,286
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,696,472,255
Number of Holdings	1,717
Net Advisory Fee	$53,946,286
Portfolio Turnover	29%
Average Credit Quality	AA-
Effective Duration	6.75 years
30-Day SEC Yield	4.56%
30-Day SEC Yield Unsubsidized	4.56%
Weighted Average Life	12.67 years
Distribution Yield	4.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	6.4%
United States Treasury Strip Principal	6.0%
Freddie Mac Multifamily Structured Pass Through Certificates	3.7%
Benchmark Mortgage Trust	2.9%
Wells Fargo Commercial Mortgage Trust	2.3%
BBCMS Trust	2.2%
BANK	2.0%
GLS Auto Receivables Trust	1.6%
BANK5	1.3%
American Credit Acceptance Receivables Trust	1.2%

Top Sectors	(%)
Mortgage Securities	26.4%
US Municipal	23.3%
Asset Backed Securities	17.5%
Government	12.4%
Financials*	5.8%
Consumer Discretionary*	5.8%
Health Care*	2.7%
Industrials*	1.6%
Information Technology*	0.7%
Cash & Other	3.8%

Credit Breakdown**
AAA	21.6%
AA	43.4%
A	13.2%
BBB	10.5%
BB	5.6%
B	1.6%
CCC	1.3%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.7%
[1],[2]
Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class A
Trading Symbol	PTAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year. The Fund continued to pair more interest rate sensitive securities positioned primarily at the 15- to 20-year part of the yield curve with less interest rate sensitive securities positioned primarily at the front end of the curve.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
Within its less interest rate sensitive sectors, the Fund decreased exposure to Asset Backed Securities (ABS) and short-dated U.S. Treasuries. As the front end of the U.S. Treasury yield curve rallied during the fiscal year, these two sectors became comparably less attractive and the Fund instead added to  Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS), and HY. The CLOs added were shorter than the sector at large and are primarily floating rate while the Non-Agency CMBS added was primarily positioned near the 5-year part of the curve. HY bonds were added opportunistically, especially during the brief bout of volatility in the middle of the fiscal year.
Within more interest rate sensitive sectors, the Fund modestly decreased it exposure to long-dated U.S. Treasuries and Tax-Exempt Municipal bonds. The Fund chose to add to Taxable Municipals, Investment Grade (IG) Corporates, and Agency Collateralized Mortgage Obligations (CMOs). This was especially the case when opportunities were more plentiful during the mid-year volatility. Taxable Municipal and CMO purchases continued to focus primarily on the 15- to 20-year part of the curve while the IG purchases were more balanced with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Asset Backed Securities
↑	Investment Grade Corporates (Banks)

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. The Fund’s modest underperformance relative to the Bloomberg U.S. Aggregate Bond Index (Index) was driven largely by its more interest rate-sensitive sectors. The Fund’s U.S. Treasury and Taxable Municipal exposure were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rates rose significantly.
Underperformance from the more interest-rate sensitive sectors was largely offset by strong performance from less interest rate-sensitive sectors. High-Yield Corporates (HY), Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS), Collateralized Loan Obligations (CLOs), Asset Backed Securities (ABS), and the Fund’s Investment-Grade Corporate (IG) exposure to banks all contributed meaningfully positive total returns. These sectors were largely positioned on the better performing front end of the U.S. Treasury yield curve, had relatively higher coupon interest income, and also benefitted from tighter credit spreads.
The major components of the Index, namely U.S. Treasuries, IG, and Agency Mortgage Backed Securities (MBS), benefitted from comparatively more exposure to the intermediate part of the U.S. Treasury yield curve relative to the long end where interest rates rose more meaningfully.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class A (without sales charge)	2.74	0.76	2.09
Class A (with sales charge)	0.44	0.30	1.74
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 9,696,472,255
Holdings Count | $ / shares	1,717
Advisory Fees Paid, Amount	$ 53,946,286
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,696,472,255
Number of Holdings	1,717
Net Advisory Fee	$53,946,286
Portfolio Turnover	29%
Average Credit Quality	AA-
Effective Duration	6.75 years
30-Day SEC Yield	4.21%
30-Day SEC Yield Unsubsidized	4.21%
Weighted Average Life	12.67 years
Distribution Yield	4.20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	6.4%
United States Treasury Strip Principal	6.0%
Freddie Mac Multifamily Structured Pass Through Certificates	3.7%
Benchmark Mortgage Trust	2.9%
Wells Fargo Commercial Mortgage Trust	2.3%
BBCMS Trust	2.2%
BANK	2.0%
GLS Auto Receivables Trust	1.6%
BANK5	1.3%
American Credit Acceptance Receivables Trust	1.2%

Top Sectors	(%)
Mortgage Securities	26.4%
US Municipal	23.3%
Asset Backed Securities	17.5%
Government	12.4%
Financials*	5.8%
Consumer Discretionary*	5.8%
Health Care*	2.7%
Industrials*	1.6%
Information Technology*	0.7%
Cash & Other	3.8%

Credit Breakdown**
AAA	21.6%
AA	43.4%
A	13.2%
BBB	10.5%
BB	5.6%
B	1.6%
CCC	1.3%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.7%
[3],[4]
Updated Prospectus Web Address	https://ptam.com/resources/
Class C
Shareholder Report [Line Items]
Fund Name	Performance Trust Total Return Bond Fund
Class Name	Class C
Trading Symbol	PTCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Total Return Bond Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.75%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year. The Fund continued to pair more interest rate sensitive securities positioned primarily at the 15- to 20-year part of the yield curve with less interest rate sensitive securities positioned primarily at the front end of the curve.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
Within its less interest rate sensitive sectors, the Fund decreased exposure to Asset Backed Securities (ABS) and short-dated U.S. Treasuries. As the front end of the U.S. Treasury yield curve rallied during the fiscal year, these two sectors became comparably less attractive and the Fund instead added to  Collateralized Loan Obligations (CLOs), Commercial Mortgage-Backed Securities (CMBS), and HY. The CLOs added were shorter than the sector at large and are primarily floating rate while the Non-Agency CMBS added was primarily positioned near the 5-year part of the curve. HY bonds were added opportunistically, especially during the brief bout of volatility in the middle of the fiscal year.
Within more interest rate sensitive sectors, the Fund modestly decreased it exposure to long-dated U.S. Treasuries and Tax-Exempt Municipal bonds. The Fund chose to add to Taxable Municipals, Investment Grade (IG) Corporates, and Agency Collateralized Mortgage Obligations (CMOs). This was especially the case when opportunities were more plentiful during the mid-year volatility. Taxable Municipal and CMO purchases continued to focus primarily on the 15- to 20-year part of the curve while the IG purchases were more balanced with some exposure added to the intermediate part of the curve and some farther out the curve.

Top Contributors
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Asset Backed Securities
↑	Investment Grade Corporates (Banks)

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. The Fund’s modest underperformance relative to the Bloomberg U.S. Aggregate Bond Index (Index) was driven largely by its more interest rate-sensitive sectors. The Fund’s U.S. Treasury and Taxable Municipal exposure were primarily positioned in the 15- to 20-year part of the U.S. Treasury yield curve where interest rates rose significantly.
Underperformance from the more interest-rate sensitive sectors was largely offset by strong performance from less interest rate-sensitive sectors. High-Yield Corporates (HY), Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS), Collateralized Loan Obligations (CLOs), Asset Backed Securities (ABS), and the Fund’s Investment-Grade Corporate (IG) exposure to banks all contributed meaningfully positive total returns. These sectors were largely positioned on the better performing front end of the U.S. Treasury yield curve, had relatively higher coupon interest income, and also benefitted from tighter credit spreads.
The major components of the Index, namely U.S. Treasuries, IG, and Agency Mortgage Backed Securities (MBS), benefitted from comparatively more exposure to the intermediate part of the U.S. Treasury yield curve relative to the long end where interest rates rose more meaningfully.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/02/2019)
Class C	1.98	0.01	1.32
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	1.74

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 9,696,472,255
Holdings Count | $ / shares	1,717
Advisory Fees Paid, Amount	$ 53,946,286
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$9,696,472,255
Number of Holdings	1,717
Net Advisory Fee	$53,946,286
Portfolio Turnover	29%
Average Credit Quality	AA-
Effective Duration	6.75 years
30-Day SEC Yield	3.56%
30-Day SEC Yield Unsubsidized	3.56%
Weighted Average Life	12.67 years
Distribution Yield	3.47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	6.4%
United States Treasury Strip Principal	6.0%
Freddie Mac Multifamily Structured Pass Through Certificates	3.7%
Benchmark Mortgage Trust	2.9%
Wells Fargo Commercial Mortgage Trust	2.3%
BBCMS Trust	2.2%
BANK	2.0%
GLS Auto Receivables Trust	1.6%
BANK5	1.3%
American Credit Acceptance Receivables Trust	1.2%

Top Sectors	(%)
Mortgage Securities	26.4%
US Municipal	23.3%
Asset Backed Securities	17.5%
Government	12.4%
Financials*	5.8%
Consumer Discretionary*	5.8%
Health Care*	2.7%
Industrials*	1.6%
Information Technology*	0.7%
Cash & Other	3.8%

Credit Breakdown**
AAA	21.6%
AA	43.4%
A	13.2%
BBB	10.5%
BB	5.6%
B	1.6%
CCC	1.3%
CC	0.0%
C	0.1%
D	0.0%
Not Rated	2.7%
[5],[6]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	PTIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.48%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the fiscal year(for example the 20-year point yields 1.17% more than the 10-year point), the Fund continues to overweight the 15- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Detractors
↓	Yield Curve Positioning
↓	Bond Structure (More Call Protection)
↓	Longer Maturities
PERFORMANCE
The Fund posted a negative return for the year ended 8/31/2025 as rates rose across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale) beyond 5-year maturities with longer-term yields increasing more than shorter-term yields. Underperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The increase and steepening of the yield curve detracted from the Fund’s performance as yields rose by more in the 15- to 20-year part of the yield curve where the Fund was overweight while yields rose a lot less (or were down) in the area of the yield curve where the Fund had very little exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	-1.34	0.18	2.40
Bloomberg Municipal Bond Index	0.08	0.40	2.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 638,482,212
Holdings Count | $ / shares	219
Advisory Fees Paid, Amount	$ 2,820,402
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$638,482,212
Number of Holdings	219
Net Advisory Fee	$2,820,402
Portfolio Turnover	62%
Average Credit Quality	AA
Effective Duration	7.75 years
30-Day SEC Yield	4.37%
30-Day SEC Yield Unsubsidized	4.37%
Weighted Average Life	9.17 years
Distribution Yield	3.97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Freddie Mac Multifamily ML Certificates	6.1%
First American Government Obligations Fund	3.9%
University of North Carolina at Chapel Hill	2.4%
Greater Clark Building Corp.	2.3%
City & County of Denver, CO Airport System Revenue	2.2%
Denver City & County School District No. 1	2.2%
San Diego Unified School District	2.1%
Greater Orlando Aviation Authority	1.8%
New Hampshire Business Finance Authority	1.8%
Indianapolis Local Public Improvement Bond Bank	1.7%

Top Sectors	(%)
US Municipal	95.3%
Mortgage Securities	0.7%
Consumer Discretionary*	0.2%
Cash & Other	3.8%

Credit Breakdown**
AAA	16.3%
AA	63.0%
A	11.6%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	5.2%
[7],[8]
Updated Prospectus Web Address	https://ptam.com/resources/
Class A
Shareholder Report [Line Items]
Fund Name	Performance Trust Municipal Bond Fund
Class Name	Class A
Trading Symbol	PTRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Municipal Bond Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
Given the steepness of the yield curve during the fiscal year(for example the 20-year point yields 1.17% more than the 10-year point), the Fund continues to overweight the 15- to 20-year area of the curve while holding very little exposure to the 5- to 10-year part of the curve. This approach focused on the highest yielding parts of the municipal benchmark curve along with the additional potential return derived from “rolling down” a portion of the yield that is very steep in relation to history.
Furthermore, considering the historically relative high yield environment for municipal bonds, the Fund also targeted a higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve.

Top Detractors
↓	Yield Curve Positioning
↓	Bond Structure (More Call Protection)
↓	Longer Maturities
PERFORMANCE
The Fund posted a negative return for the year ended 8/31/2025 as rates rose across the AAA curve (all municipal bond yields quoted are sourced from the MMD AAA scale) beyond 5-year maturities with longer-term yields increasing more than shorter-term yields. Underperformance relative to the benchmark (Bloomberg Municipal Bond Index) and the Morningstar Category (Morningstar Municipal National Intermediate) can generally be attributed to the Fund’s differentiated yield curve positioning and higher allocation to bonds that carry more call-protection and price off a longer part of the yield curve, making the Fund more responsive to movements in interest rates.
The increase and steepening of the yield curve detracted from the Fund’s performance as yields rose by more in the 15- to 20-year part of the yield curve where the Fund was overweight while yields rose a lot less (or were down) in the area of the yield curve where the Fund had very little exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-1.56	-0.06	2.15
Class A (with sales charge)	-3.76	-0.52	1.92
Bloomberg Municipal Bond Index	0.08	0.40	2.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 638,482,212
Holdings Count | $ / shares	219
Advisory Fees Paid, Amount	$ 2,820,402
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$638,482,212
Number of Holdings	219
Net Advisory Fee	$2,820,402
Portfolio Turnover	62%
Average Credit Quality	AA
Effective Duration	7.75 years
30-Day SEC Yield	4.02%
30-Day SEC Yield Unsubsidized	4.02%
Weighted Average Life	9.17 years
Distribution Yield	3.55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Freddie Mac Multifamily ML Certificates	6.1%
First American Government Obligations Fund	3.9%
University of North Carolina at Chapel Hill	2.4%
Greater Clark Building Corp.	2.3%
City & County of Denver, CO Airport System Revenue	2.2%
Denver City & County School District No. 1	2.2%
San Diego Unified School District	2.1%
Greater Orlando Aviation Authority	1.8%
New Hampshire Business Finance Authority	1.8%
Indianapolis Local Public Improvement Bond Bank	1.7%

Top Sectors	(%)
US Municipal	95.3%
Mortgage Securities	0.7%
Consumer Discretionary*	0.2%
Cash & Other	3.8%

Credit Breakdown**
AAA	16.3%
AA	63.0%
A	11.6%
BBB	3.3%
BB	0.6%
B	0.0%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	5.2%
[9],[10]
Updated Prospectus Web Address	https://ptam.com/resources/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Performance Trust Multisector Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Multisector Bond Fund (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-877-738-9095.
Additional Information Phone Number	1-877-738-9095
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
The Fund increased its allocation to Investment Grade (IG) Corporates, Collateralized Loan Obligations (CLOs), Taxable Municipals and US Treasuries while reducing allocations to Asset-Backed Securities (ABS), Non-Agency Commercial mortgage-backed securities (CMBS) and Residential mortgage-backed securities (RMBS). Generally, we added Corporates opportunistically when the tariff volatility impacted the market. Although it was somewhat short lived, the more liquid corporate sectors, including both IG and HY, were more impacted than other credit sectors, including structured credit. We balanced our purchases in these less interest rate sensitive sectors by adding longer dated Taxable Municipals and U.S. Treasuries, which cheapened meaningfully during the annual period as the U.S. Treasury curve steepened.

Top Contributors
↑	Investment Grade Corporates
↑	High-Yield Corporates
↑	Commercial Mortgage-Backed Securities
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations

Top Detractors
↓	Long U.S. Treasuries
↓	Taxable Municipals
↓	Tax-Exempt Municipals
PERFORMANCE
The Fund posted positive returns for the year ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year.
Outperformance relative to the benchmark (Bloomberg U.S. Aggregate Bond Index) can be generally attributed to the Fund’s higher exposure, relative to the Index, to credit sensitive sectors which for the most part rallied during the fiscal year.
Investment Grade Corporates (IG), especially within the banking sector, Commercial Mortgage-Backed Securities (CMBS), Non-Agency Residential Mortgage-Backed Securities (RMBS) and High Yield (HY) Corporates all made strong contributions to the Fund’s outperformance. These sectors we consider less interest rate sensitive, yet they benefitted from both spread tightening and their positioning on the better performing front end of the U.S. Treasury curve. Outperformance was tempered somewhat by the Fund’s allocation to long-dated U.S. Treasuries and Taxable Municipal bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2020)
Institutional Class	5.66	3.28
Bloomberg U.S. Aggregate Bond Index	3.14	-0.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 351,856,726
Holdings Count | $ / shares	293
Advisory Fees Paid, Amount	$ 1,936,658
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$351,856,726
Number of Holdings	293
Net Advisory Fee	$1,936,658
Portfolio Turnover	22%
Average Credit Quality	BBB+
Effective Duration	4.63 years
30-Day SEC Yield	5.04%
30-Day SEC Yield Unsubsidized	5.01%
Weighted Average Life	9.78 years
Distribution Yield	5.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
United States Treasury Notes/Bonds	4.7%
Wells Fargo Commercial Mortgage Trust	3.3%
First American Government Obligations Fund	3.2%
BANK	2.3%
Apidos CLO	2.2%
BBCMS Trust	2.1%
United States Treasury Strip Principal	2.0%
Benchmark Mortgage Trust	2.0%
Freddie Mac Multifamily Structured Pass Through Certificates	1.9%
Magnetite CLO Ltd.	1.9%

Top Sectors	(%)
Mortgage Securities	21.5%
Asset Backed Securities	18.7%
Financials**	15.6%
Consumer Discretionary*	12.5%
US Municipal	8.5%
Government	8.1%
Industrials*	4.7%
Health Care*	2.6%
Materials*	1.2%
Cash & Other	6.6%

Credit Breakdown**
AAA	11.0%
AA	16.7%
A	9.7%
BBB	32.7%
BB	19.5%
B	6.5%
CCC	1.3%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	2.6%
[11],[12]
Updated Prospectus Web Address	https://ptam.com/resources/
Performance Trust Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Performance Trust Short Term Bond ETF
Class Name	Performance Trust Short Term Bond ETF
Trading Symbol	STBF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Performance Trust Short Term Bond ETF (the “Fund”) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ptam.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://ptam.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Performance Trust Short Term Bond ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR  AND WHAT AFFECTED ITS PERFORMANCE?
POSITIONING
During the fiscal year, the yield curve steepened and pivoted around the 5-year point, with the yield on the 5-year U.S. Treasury relatively unchanged, short-dated Treasury yields lower, and long-dated Treasury yields meaningfully higher during the fiscal year.
While risk markets began and ended the fiscal year on solid footing, the market briefly experienced heightened volatility around the middle of the fiscal year as economic data began to undershoot market expectations and the market responded to increased uncertainty surrounding tariffs and the potential for trade wars. For example, from late February 2025 to early April 2025, high yield (HY) spreads widened nearly 2.00% (Source: Bloomberg).
The Fund has reduced allocations to sectors pricing off the now less attractive front part of the Treasury curve, such as Asset Backed Securities (ABS) and Collateralized Loan Obligations (CLOs), and added to its Investment Grade (IG) Corporates and HY Corporates and Non-Agency commercial mortgage-backed securities (CMBS)  exposures. Specifically, within IG Corporates, the Fund has been adding to its regional bank exposure. These sectors, while not materially longer, price off a better part of the yield curve and provide meaningful credit spreads.

Top Contributors
↑	Investment Grade Corporates
↑	High-Yield Corporates
↑	Non-Agency CMBS

Top Detractors
↓	U.S. Treasuries
PERFORMANCE
The Fund posted positive total returns for the period ended 8/31/2025 as interest rates fell at the short end of the U.S. Treasury yield curve, interest rates rose at the long end of the yield curve, and credit spreads generally tightened during the fiscal year. Outperformance relative to the benchmark (Bloomberg U.S. Aggregate 1-3 Year Index) can be attributed to nearly all the sectors within the Fund as the additional coupon income and tighter credit spreads led to total returns beyond what short-term Treasuries delivered (the Index’s main allocation).
Investment Grade Corporates (IG), High Yield Corporates (HY), and Non-Agency Commercial Mortgage-Backed Securities (CMBS) were the biggest contributors to the outperformance given this environment. U.S. Treasuries were the only sector within the  Fund that underperformed as a portion of that allocation is in longer-dated Treasuries  where higher rates subtracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/08/2024)
Performance Trust Short Term Bond ETF NAV	5.64	6.33
Bloomberg U.S. Aggregate Bond Index	3.14	5.93
Bloomberg U.S. Aggregate 1-3 Year Index (USD)	4.65	5.71

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ptam.com/resources/ for more recent performance information.
Net Assets	$ 19,275,041
Holdings Count | $ / shares	82
Advisory Fees Paid, Amount	$ 100,617
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$19,275,041
Number of Holdings	82
Net Advisory Fee	$100,617
Portfolio Turnover	44%
Average Credit Quality	A+
Effective Duration	2.48 years
30-Day SEC Yield	5.39%
30-Day SEC Yield Unsubsidized	5.39%
Weighted Average Life	4.43 years
Distribution Yield	5.27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2025)

Top 10 Issuers	(%)
Freddie Mac Multifamily Structured Pass Through Certificates	8.2%
BANK5	6.8%
United States Treasury Bill	5.1%
Morgan Stanley Bank of America Merrill Lynch Trust	4.2%
American Credit Acceptance Receivables Trust	4.0%
United States Treasury Notes/Bonds	3.8%
Wells Fargo Commercial Mortgage Trust	3.5%
BBCMS Trust	2.7%
Morgan Stanley Capital I, Inc.	2.7%
GLS Auto Receivables Trust	2.6%

Top Sectors*	(%)
Mortgage Securities	34.5%
Asset Backed Securities	31.5%
Financials*	7.4%
Government	5.2%
Consumer Discretionary*	4.0%
US Municipal	3.0%
Industrials*	2.6%
Health Care*	1.9%
Communications*	1.0%
Cash & Other	8.9%

Credit Breakdown**
AAA	30.3%
AA	28.1%
A	7.8%
BBB	20.4%
BB	8.3%
B	3.9%
CCC	0.0%
CC	0.0%
C	0.0%
D	0.0%
Not Rated	1.2%
[13],[14]
Updated Prospectus Web Address	https://ptam.com/resources/

[1]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[6]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[8]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[10]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[12]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
**	Credit rating agencies Fitch Ratings, Moody’s Investor Service, and Standards & Poor’s Corporation (S&P) rate the credit quality of debt issues. For reporting purposes, PT Asset Management, LLC (“PTAM”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations (‘’NRSROs’’). For example, if Fitch, Moody’s, and S&P all provide ratings, PTAM assigns the median rating. In certain instances, such as US Treasury and Agency securities, PTAM will assign an internal PTAM rating. The internal PTAM rating can only be as high as the highest stated credit rating from an NRSRO.

[14]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.